Taxes on Income (Details) $ in Thousands, ₪ in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 USD ($)
Taxes on Income (Details) [Line Items]
Description of reduction corporate tax rate	The Act reduces the corporate tax rate to 21% from 35%, among other things.
Tax penalties		$ 60
Tax penalties including interest		$ 73
Commencing tax rates periods		10 years
Carry forward tax losses		$ 75,000			$ 78,000
ScoutCam Inc. [Member]
Taxes on Income (Details) [Line Items]
Carry forward tax losses		5,000			1,500
Eventer [Member]
Taxes on Income (Details) [Line Items]
Carry forward tax losses		$ 1,000		₪ 5	$ 1,500
Israeli Corporate Tax [Member]
Taxes on Income (Details) [Line Items]
Percentage of tax rate			23.00%